UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-7885

Name of Fund: Master Enhanced S&P 500 Series

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Master
      Enhanced S&P 500 Series, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/03

Date of reporting period: 01/01/03 - 06/30/03

Item 1 - Attach shareholder report

Master Enhanced S&P 500 Series

During the period the fund generated net investment income of 1.68% as a percentage of average net assets.

Attribution:

Whereas in the winter of 2003 the world's equity markets were plagued by wide-spread anxiety over mounting geopolitical tensions and shaky global economic forecasts, conditions began to change as the year progressed. With the blossoming of spring came clarity as to the outcome of the Iraq conflict and budding investor confidence in the strengthening, though still weak, economy. Together, clarity and confidence inspired a reluctant optimism, giving birth to what investors hope will prove to be a sustainable recovery. The S&P 500 advanced 15.4% in a broad rally this quarter, with all sectors in positive territory.

While it seems as though U.S. equity markets have finally begun their recovery in earnest, the death throes of the bear market have proved especially turbulent and unpredictable. The reliable sources of alpha that form the foundation of the enhanced S&P 500 strategy displayed only moderate effectiveness in much of the first half of 2003.

The broad base of the rally is evident in the fact that no sector experienced negative returns in the quarter, nor did any sector outperform the benchmark by more than 6%. During the broad rally, investors embraced companies that would otherwise have been punished, such as those with worse than expected earnings or poor recent performance. Thus, earnings surprise and momentum signals were particularly problematic in the quarter. Another detractor this quarter was the IPO and Secondary equity offerings strategy, which involves underweighting companies with newly issued equity. Such companies unexpectedly outperformed the rest of the market this quarter nudging the portfolios performance down relative to the benchmark. As the quarter progressed, the poor results of April became more mixed, with some signals like Value performing better in May and June.

Stock Substitution strategies continued to perform well, though were only slightly additive in the quarter. In our mergers and acquisitions strategy, we initiated positions related to the First Data acquisition of Concord. Index changes were generally flat for the quarter.

Strategy going forward:

As the second half of the year begins, the portfolio remains positioned with all screens in place. The price momentum strategy was brought back in the second quarter, as it is expected to perform well in the second half of the year due to seasonal factors. This strategy involves the overweighting of stocks with positive price momentum and underweighting those with negative momentum, on the rationale that price patterns will continue. We believe the overall strategy is well positioned to take advantage of opportunities created by improving market conditions. The outlook for the remainder of the year is good, as the market recovery will tend to increase the likelihood of typical momentum patterns, and hence strong 3rd and 4th quarter performance of the screens. Further, the market recovery will likely increase the opportunity set for mergers and acquisitions as well as convertible bond substitutions.

/s/ Richard Vella
------------------------------------
Richard Vella
Vice President and Portfolio Manager


/s/ Terry K. Glenn
------------------------------------
Terry K. Glenn
President and Trustee

Trustees and Officers:
Terry K. Glenn - Trustee
Donald W. Burton - Trustee
M. Colyer Crum - Trustee
Laurie Simon Hodrick - Trustee
Fred G. Weiss - Trustee
Robert C. Doll, Jr. - Senior Vice President
Donald C. Burke - Vice President and Treasurer
Richard Vella -- Vice President and Portfolio Manager
Brian D. Stewart - Secretary

Custodian: JPMorgan Chase Bank
           4 Chase MetroTech
           Brooklyn, New York 11245

Transfer Agent: Financial Data Services, Inc.
                4800 Deer Lake Drive East
                Jacksonville, FL 32246-6484

Master Enhanced S&P Series                                         June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

Industry*                          Shares                          Common Stocks                                          Value
                                    Held
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace &                         1,700    The B.F. Goodrich Company                                                $      35,700
Defense - 1.8%                     15,700    The Boeing Company                                                             538,824
                                    7,000    General Dynamics Corporation                                                   507,500
                                   16,300    Honeywell International Inc.                                                   437,655
                                   13,800    Lockheed Martin Corporation                                                    656,466
                                    2,700    Northrop Grumman Corporation                                                   232,983
                                    1,000    Rockwell Collins                                                                24,630
                                    8,600    United Technologies Corporation                                                609,138
                                                                                                                      -------------
                                                                                                                          3,042,896
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight &                       6,500    FedEx Corp.                                                                    403,195
Logistics - 0.8%                    6,500    Ryder System, Inc.                                                             166,530
                                   12,700    United Parcel Service, Inc. (Class B)                                          808,990
                                                                                                                      -------------
                                                                                                                          1,378,715
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                    11,400    Southwest Airlines Co.                                                         196,080
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%              1,200    Cooper Tire & Rubber Company                                                    21,108
                                    2,500    Dana Corporation                                                                28,900
                                    1,000    Johnson Controls, Inc.                                                          85,600
                                    2,100    Visteon Corporation                                                             14,427
                                                                                                                      -------------
                                                                                                                            150,035
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.7%                 61,500    Ford Motor Company                                                             675,885
                                   10,100    General Motors Corporation                                                     363,600
                                    4,900    Harley-Davidson, Inc.                                                          195,314
                                                                                                                      -------------
                                                                                                                          1,234,799
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.9%                   14,800    Anheuser-Busch Companies, Inc.                                                 755,540
                                    1,100    Brown-Forman Corporation (Class B)                                              86,482
                                   45,500    The Coca-Cola Company                                                        2,111,655
                                    8,200    Coca-Cola Enterprises Inc.                                                     148,830
                                   36,910    PepsiCo, Inc.                                                                1,642,495
                                                                                                                      -------------
                                                                                                                          4,745,002
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.3%               22,880    +Amgen Inc.                                                                  1,520,147
                                    3,300    +Biogen, Inc.                                                                  125,400
                                    2,200    +Chiron Corporation                                                             96,184
                                    3,900    +Genzyme Corporation                                                           163,020
                                    5,000    +MedImmune, Inc.                                                               181,850
                                                                                                                      -------------
                                                                                                                          2,086,601
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%            1,300    +American Standard Companies, Inc.                                              96,109
                                    9,000    Masco Corporation                                                              214,650
                                                                                                                      -------------
                                                                                                                            310,759
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.9%             12,000    The Bank of New York Company, Inc.                                             345,000
                                    1,800    The Bear Stearns Companies Inc.                                                130,356
                                   52,000    The Charles Schwab Corporation                                                 524,680
                                    2,000    Federated Investors, Inc. (Class B)                                             54,840
                                    3,300    Franklin Resources, Inc.                                                       128,931
                                    2,300    The Goldman Sachs Group, Inc.                                                  192,625
                                   35,090    J.P. Morgan Chase & Co.                                                      1,199,376
                                    7,500    Janus Capital Group Inc.                                                       123,000

Master Enhanced S&P Series                                         June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

Industry*                          Shares                          Common Stocks                                          Value
                                    Held
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets                    10,375    Lehman Brothers Holdings, Inc.                                           $     689,730
(concluded)                         2,000    Merrill Lynch & Co., Inc. (a)                                                   93,360
                                   20,200    Morgan Stanley                                                                 863,550
                                    5,800    State Street Corporation                                                       228,520
                                    3,900    T. Rowe Price Group Inc.                                                       147,225
                                                                                                                      -------------
                                                                                                                          4,721,193
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%                    3,000    Air Products and Chemicals, Inc.                                               124,800
                                   14,694    The Dow Chemical Company                                                       454,926
                                   20,400    E.I. du Pont de Nemours and Company                                            849,456
                                    1,300    Eastman Chemical Company                                                        41,171
                                    2,600    Ecolab Inc.                                                                     66,560
                                    2,000    Engelhard Corporation                                                           49,540
                                      300    International Flavors & Fragrances Inc.                                          9,579
                                    4,900    Monsanto Company                                                               106,036
                                    3,600    PPG Industries, Inc.                                                           182,664
                                    2,100    Praxair, Inc.                                                                  126,210
                                    2,200    Rohm and Haas Company                                                           68,266
                                                                                                                      -------------
                                                                                                                          2,079,208
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 6.4%             6,500    AmSouth Bancorporation                                                         141,960
                                       25    BB&T Corporation                                                                   858
                                   27,500    Bank of America Corporation                                                  2,173,325
                                   20,200    Bank One Corporation                                                           751,036
                                    2,097    Charter One Financial, Inc.                                                     65,384
                                    2,184    Comerica  Incorporated                                                         101,556
                                   10,134    Fifth Third Bancorp                                                            581,084
                                    7,400    First Tennessee National Corporation                                           324,934
                                   17,806    FleetBoston Financial Corporation                                              529,016
                                    1,300    Huntington Bancshares Incorporated                                              25,376
                                    4,000    Marshall & Ilsley Corporation                                                  122,320
                                   13,300    National City Corporation                                                      435,043
                                    3,000    North Fork Bancorporation                                                      102,180
                                    6,400    PNC Bank Corp.                                                                 312,384
                                    3,400    Regions Financial Corporation                                                  114,852
                                    5,268    SouthTrust Corporation                                                         143,290
                                   12,100    SunTrust Banks, Inc.                                                           718,014
                                   55,454    U.S. Bancorp                                                                 1,358,623
                                        3    UBS AG (Registered)                                                                166
                                    1,500    Union Planters Corporation                                                      46,545
                                   24,600    Wachovia Corporation                                                           983,016
                                   30,455    Wells Fargo & Co.                                                            1,534,932
                                    1,700    Zions Bancorporation                                                            86,037
                                                                                                                      -------------
                                                                                                                         10,651,931
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services                   300    +Allied Waste Industries, Inc.                                                   3,015
& Supplies - 1.3%                   3,200    +Apollo Group, Inc. (Class A)                                                  197,632
                                   18,900    +Cendant Corporation                                                           346,248
                                    4,600    Cintas Corporation                                                             163,024
                                    8,900    Deluxe Corporation                                                             398,720
                                      300    Equifax Inc.                                                                     7,800
                                   10,300    H&R Block, Inc.                                                                445,475
                                    5,900    Pitney Bowes Inc.                                                              226,619
                                    1,700    R.R. Donnelley & Sons Company                                                   44,438

Master Enhanced S&P Series                                         June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

Industry*                          Shares                          Common Stocks                                          Value
                                    Held
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services                 2,700    +Robert Half International Inc.                                          $      51,138
& Supplies                          8,100    Waste Management, Inc.                                                         195,129
(concluded)                                                                                                           -------------
                                                                                                                          2,079,238
-----------------------------------------------------------------------------------------------------------------------------------
Communications                     13,200    +ADC Telecommunications, Inc.                                                   30,730
Equipment - 2.0%                    6,900    +Avaya Inc.                                                                     44,574
                                    2,600    +CIENA Corporation                                                              13,494
                                  129,000    +Cisco Systems, Inc.                                                         2,153,010
                                   28,700    +Comverse Technology, Inc.                                                     431,361
                                   20,400    +JDS Uniphase Corporation                                                       71,604
                                   75,800    +Lucent Technologies Inc.                                                      153,874
                                   33,503    Motorola, Inc.                                                                 315,933
                                    3,900    QUALCOMM Inc.                                                                  139,425
                                    1,800    +Tellabs, Inc.                                                                  11,826
                                                                                                                      -------------
                                                                                                                          3,365,831
-----------------------------------------------------------------------------------------------------------------------------------
Computers &                         9,200    +Apple Computer, Inc.                                                          175,904
Peripherals - 4.0%                 45,700    +Dell Computer Corporation                                                   1,460,572
                                   35,900    +EMC Corporation                                                               375,873
                                    5,400    +Gateway Inc.                                                                   19,710
                                   56,510    Hewlett-Packard Company                                                      1,203,663
                                   30,700    International Business Machines Corporation                                  2,532,750
                                    7,200    +Lexmark International Group, Inc. (Class A)                                   509,544
                                   56,300    +Sun Microsystems, Inc.                                                        258,980
                                                                                                                      -------------
                                                                                                                          6,536,996
-----------------------------------------------------------------------------------------------------------------------------------
Construction &                      1,200    Fluor Corporation                                                               40,368
Engineering - 0.0%                  3,100    +McDermott International, Inc.                                                  19,623
                                                                                                                      -------------
                                                                                                                             59,991
-----------------------------------------------------------------------------------------------------------------------------------
Construction                        1,900    Vulcan Materials Company                                                        70,433
Materials - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Financial               23,100    American Express Company                                                       965,811
Services - 0.9%                     3,900    MBNA Corporation                                                                81,276
                                   11,200    +Providian Financial Corporation                                               103,712
                                    8,400    SLM Corporation                                                                329,028
                                                                                                                      -------------
                                                                                                                          1,479,827
-----------------------------------------------------------------------------------------------------------------------------------
Containers &                        1,300    Ball Corporation                                                                59,163
Packaging - 0.1%                    2,400    +Pactiv Corporation                                                             47,304
                                                                                                                      -------------
                                                                                                                            106,467
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                 1,000    Genuine Parts Company                                                           32,010
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial              82,013    Citigroup Inc.                                                               3,510,156
Services - 2.4%                     2,800    Moody's Corporation                                                            147,588
                                    8,000    The Principal Financial Group, Inc.                                            258,000
                                                                                                                      -------------
                                                                                                                          3,915,744
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                        15,600    ALLTEL Corporation                                                             752,232
Telecommunication                  33,800    BellSouth Corporation                                                          900,094
Services - 3.7%                     3,600    CenturyTel, Inc.                                                               125,460
                                    1,700    +Citizens Communications Company                                                21,913

Master Enhanced S&P Series                                         June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

Industry*                          Shares                          Common Stocks                                          Value
                                    Held
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                        78,200    +Qwest Communications International Inc.                                 $     373,796
Telecommunication                  75,800    SBC Communications Inc.                                                      1,936,690
Services                           49,200    Verizon Communications                                                       1,940,940
(concluded)                                                                                                           -------------
                                                                                                                          6,051,125
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.2%             800    Allegheny Energy, Inc.                                                           6,760
                                    1,600    Ameren Corporation                                                              70,560
                                    8,400    American Electric Power Company, Inc.                                          250,572
                                    1,500    CMS Energy Corporation                                                          12,150
                                    4,700    CenterPoint Energy, Inc.                                                        38,305
                                    3,100    Cinergy Corp.                                                                  114,049
                                    2,800    Consolidated Edison, Inc.                                                      121,184
                                    5,600    Dominion Resources, Inc.                                                       359,912
                                   10,200    +Edison International                                                          167,586
                                    4,700    Entergy Corporation                                                            248,066
                                    6,262    Exelon Corporation                                                             374,530
                                    4,500    FPL Group, Inc.                                                                300,825
                                    6,364    FirstEnergy Corp.                                                              244,696
                                    8,700    +PG&E Corporation                                                              184,005
                                    3,000    PPL Corporation                                                                129,000
                                    4,100    Public Service Enterprise Group Incorporated                                   173,225
                                   24,200    The Southern Company                                                           754,072
                                      300    TECO Energy, Inc.                                                                3,597
                                    3,200    TXU Corp.                                                                       71,840
                                    3,700    Xcel Energy, Inc.                                                               55,648
                                                                                                                      -------------
                                                                                                                          3,680,582
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%         1,800    Cooper Industries, Ltd. (Class A)                                               74,340
                                    6,800    Emerson Electric Co.                                                           347,480
                                    1,100    Rockwell International Corporation                                              26,224
                                    1,000    +Thomas & Betts Corporation                                                     14,450
                                                                                                                      -------------
                                                                                                                            462,494
-----------------------------------------------------------------------------------------------------------------------------------
Electronic                          9,900    +Sanmina - SCI Corporation                                                      62,469
Equipment &                         9,300    +Solectron Corporation                                                          34,782
Instruments - 0.2%                  4,100    Symbol Technologies, Inc.                                                       53,341
                                      100    +Tektronix, Inc.                                                                 2,160
                                    5,500    +Thermo Electron Corporation                                                   115,610
                                    2,200    +Waters Corporation                                                             64,086
                                                                                                                      -------------
                                                                                                                            332,448
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                  2,600    +BJ Services Company                                                            97,136
Service - 0.7%                      4,700    Baker Hughes Incorporated                                                      157,779
                                    3,900    Halliburton Company                                                             89,700
                                    2,700    +Nabors Industries, Ltd.                                                       106,785
                                    3,900    +Noble Corporation                                                             133,770
                                    9,400    Schlumberger Limited                                                           447,158
                                    8,100    +Transocean Inc.                                                               177,957
                                                                                                                      -------------
                                                                                                                          1,210,285
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples                      5,700    Albertson's, Inc.                                                              109,440
Retailing - 3.6%                    7,200    CVS Corporation                                                                201,816
                                   16,300    +The Kroger Co.                                                                271,884
                                    3,100    SUPERVALU Inc.                                                                  66,092

Master Enhanced S&P Series                                         June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

Industry*                          Shares                          Common Stocks                                          Value
                                    Held
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples                      9,900    SYSCO Corporation                                                        $     297,396
Retailing                           8,300    +Safeway Inc.                                                                  169,818
(concluded)                        80,000    Wal-Mart Stores, Inc.                                                        4,293,600
                                   18,800    Walgreen Co.                                                                   565,880
                                                                                                                      -------------
                                                                                                                          5,975,926
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.3%               48,400    Archer-Daniels-Midland Company                                                 622,908
                                    7,700    Campbell Soup Company                                                          188,650
                                   12,100    ConAgra, Inc.                                                                  285,560
                                    6,900    General Mills, Inc.                                                            327,129
                                    5,900    H.J. Heinz Company                                                             194,582
                                    1,800    Hershey Foods Corporation                                                      125,388
                                    5,900    Kellogg Company                                                                202,783
                                    4,100    Wm. Wrigley Jr. Company                                                        230,543
                                                                                                                      -------------
                                                                                                                          2,177,543
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.2%                2,900    KeySpan Corporation                                                            102,805
                                    2,200    Kinder Morgan, Inc.                                                            120,230
                                      700    NICOR, Inc.                                                                     25,977
                                      515    NiSource Inc.                                                                    9,785
                                      700    Peoples Energy Corporation                                                      30,023
                                    3,800    Sempra Energy                                                                  108,414
                                                                                                                      -------------
                                                                                                                            397,234
-----------------------------------------------------------------------------------------------------------------------------------
Health Care                         3,500    Applera Corporation-Applied Biosystems Group                                    66,605
Equipment &                        11,800    Baxter International Inc.                                                      306,800
Supplies - 2.0%                     6,300    Becton, Dickinson and Company                                                  244,755
                                    4,800    Biomet, Inc.                                                                   137,568
                                    6,500    +Boston Scientific Corporation                                                 397,150
                                    1,800    C.R. Bard, Inc.                                                                128,358
                                    9,300    Guidant Corporation                                                            412,827
                                   21,600    Medtronic, Inc.                                                              1,036,152
                                      100    +Millipore Corporation                                                           4,437
                                    4,100    +St. Jude Medical, Inc.                                                        235,750
                                    3,200    Stryker Corporation                                                            221,984
                                    3,150    +Zimmer Holdings, Inc.                                                         141,908
                                                                                                                      -------------
                                                                                                                          3,334,294
-----------------------------------------------------------------------------------------------------------------------------------
Health Care                         9,800    Aetna Inc. (New Shares)                                                        589,960
Providers & Services - 1.8%         1,900    +Anthem, Inc.                                                                  146,585
                                    1,900    CIGNA Corporation                                                               89,186
                                    7,455    Cardinal Health, Inc.                                                          479,357
                                    5,600    HCA Inc.                                                                       179,424
                                    1,800    Health Management Associates, Inc. (Class A)                                    33,210
                                   10,400    +Humana Inc.                                                                   157,040
                                    1,993    IMS Health Incorporated                                                         35,854
                                    4,100    McKesson HBOC, Inc.                                                            146,534
                                    2,600    +Quest Diagnostics Incorporated                                                165,880
                                    2,300    +Quintiles Transnational Corp.                                                  32,637
                                    6,500    +Tenet Healthcare Corporation                                                   75,725
                                   12,100    UnitedHealth Group Incorporated                                                608,025
                                    3,400    +WellPoint Health Networks Inc.                                                286,620
                                                                                                                      -------------
                                                                                                                          3,026,037

Master Enhanced S&P Series                                         June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

Industry*                          Shares                          Common Stocks                                          Value
                                    Held
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &               8,635    Carnival Corporation                                                     $     280,724
& Leisure - 1.2%                    2,692    Carnival PLC (ADR) (c)                                                          81,971
                                    3,400    +Harrah's Entertainment, Inc.                                                  136,816
                                    5,800    Hilton Hotels Corporation                                                       74,182
                                    1,600    International Game Technology                                                  163,728
                                    2,700    Marriott International, Inc. (Class A)                                         103,734
                                   24,600    McDonald's Corporation                                                         542,676
                                    5,400    +Starbucks Corporation                                                         132,408
                                    3,300    Starwood Hotels & Resorts Worldwide, Inc.                                       94,347
                                    2,600    Wendy's International, Inc.                                                     75,322
                                    7,600    +YUM! Brands, Inc.                                                             224,656
                                                                                                                      -------------
                                                                                                                          1,910,564
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.5%             300    +American Greetings Corporation (Class A)                                        5,892
                                    3,000    The Black & Decker Corporation                                                 130,350
                                    2,200    Centex Corporation                                                             171,138
                                    2,700    Fortune Brands, Inc.                                                           140,940
                                    1,100    Leggett & Platt, Incorporated                                                   22,550
                                    4,700    Newell Rubbermaid Inc.                                                         131,600
                                    1,100    Pulte Corporation                                                               67,826
                                    1,700    The Stanley Works                                                               46,920
                                      900    Tupperware Corporation                                                          12,924
                                    1,300    Whirlpool Corporation                                                           82,810
                                                                                                                      -------------
                                                                                                                            812,950
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.1%           5,500    The Clorox Company                                                             234,575
                                   18,000    Colgate-Palmolive Company                                                    1,043,100
                                    1,600    Kimberly-Clark Corporation                                                      83,424
                                   22,900    The Procter & Gamble Company                                                 2,042,222
                                                                                                                      -------------
                                                                                                                          3,403,321
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.3%                 12,400    Automatic Data Processing, Inc.                                                419,864
                                        3    +Cognizant Technology Solutions Corporation                                         73
                                    3,900    +Computer Sciences Corporation                                                 148,668
                                   30,000    +Concord EFS, Inc.                                                             441,600
                                    2,700    +Convergys Corporation                                                          43,200
                                   15,100    First Data Corporation                                                         625,744
                                    4,350    +Fiserv, Inc.                                                                  154,904
                                    5,600    Paychex, Inc.                                                                  164,136
                                    2,200    Sabre Holdings Corporation                                                      54,230
                                    2,200    +Unisys Corporation                                                             27,016
                                                                                                                      -------------
                                                                                                                          2,079,435
-----------------------------------------------------------------------------------------------------------------------------------
Industrial                          7,300    3M Co.                                                                         941,554
Conglomerates - 4.4%              179,700    General Electric Company                                                     5,153,796
                                    2,600    Textron, Inc.                                                                  101,452
                                   53,542    Tyco International Ltd.                                                      1,016,227
                                                                                                                      -------------
                                                                                                                          7,213,029
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.8%                    3,300    ACE Limited                                                                    113,157
                                    9,500    AFLAC Incorporated                                                             292,125
                                   13,900    The Allstate Corporation                                                       495,535
                                    1,950    Ambac Financial Group, Inc.                                                    129,188
                                   47,775    American International Group, Inc.                                           2,636,225

Master Enhanced S&P Series                                         June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

Industry*                          Shares                          Common Stocks                                          Value
                                    Held
-----------------------------------------------------------------------------------------------------------------------------------
Insurance                           3,600    Aon Corporation                                                          $      86,688
(concluded)                         2,200    The Chubb Corporation                                                          132,000
                                    3,100    Cincinnati Financial Corporation                                               114,979
                                    5,500    The Hartford Financial Services Group, Inc.                                    276,980
                                    2,600    Jefferson - Pilot Corporation                                                  107,796
                                    1,500    Lincoln National Corporation                                                    53,445
                                    3,400    Loews Corporation                                                              160,786
                                    2,700    MBIA, Inc.                                                                     131,625
                                    8,600    Marsh & McLennan Companies, Inc.                                               439,202
                                    7,500    The Progressive Corporation                                                    548,250
                                    8,600    Prudential Financial, Inc.                                                     289,390
                                    2,500    SAFECO Corporation                                                              88,200
                                    2,700    The St. Paul Companies, Inc.                                                    98,577
                                    2,200    Torchmark Corporation                                                           81,950
                                                                                                                      -------------
                                                                                                                          6,276,098
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog                  4,500    +eBay Inc.                                                                     468,810
Retail - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software &                12,300    +Yahoo! Inc.                                                                   402,948
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                 1,400    Brunswick Corporation                                                           35,028
Products - 0.2%                     3,400    Eastman Kodak Company                                                           92,990
                                    2,900    Hasbro, Inc.                                                                    50,721
                                    5,500    Mattel, Inc.                                                                   104,060
                                                                                                                      -------------
                                                                                                                            282,799
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.4%                   15,100    Caterpillar Inc.                                                               840,466
                                    1,000    Crane Co.                                                                       22,630
                                    2,800    Danaher Corporation                                                            190,540
                                    4,000    Deere & Company                                                                182,800
                                    3,700    Dover Corporation                                                              110,852
                                    1,300    Eaton Corporation                                                              102,193
                                    1,400    ITT Industries, Inc.                                                            91,644
                                    6,500    Illinois Tool Works Inc.                                                       428,025
                                    3,100    Ingersoll-Rand Company (Class A)                                               146,692
                                    2,100    PACCAR Inc.                                                                    141,876
                                    2,300    Pall Corporation                                                                51,750
                                      700    Parker-Hannifin Corporation                                                     29,393
                                                                                                                      -------------
                                                                                                                          2,338,861
-----------------------------------------------------------------------------------------------------------------------------------
Media - 4.0%                      104,725    +AOL Time Warner Inc.                                                        1,685,025
                                   12,300    +Clear Channel Communications, Inc.                                            521,397
                                   26,657    +Comcast Corporation (Class A)                                                 804,508
                                   13,800    +Comcast Corporation (Special Class A)                                         397,854
                                    5,200    Gannett Co., Inc.                                                              399,412
                                      800    Knight Ridder, Inc.                                                             55,144
                                    3,700    The McGraw-Hill Companies, Inc.                                                229,400
                                    1,000    The New York Times Company (Class A)                                            45,500
                                    5,600    Tribune Company                                                                270,480
                                      300    +Viacom, Inc. (Class A)                                                         13,110
                                   32,206    +Viacom, Inc. (Class B)                                                      1,406,114
                                   38,400    The Walt Disney Company                                                        758,400
                                                                                                                      -------------
                                                                                                                          6,586,344
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P Series                                         June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

Industry*                          Shares                          Common Stocks                                          Value
                                    Held
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%             13,300    Alcoa Inc.                                                               $     339,150
                                      500    Allegheny Technologies Incorporated                                              3,300
                                    5,600    Newmont Mining Corporation                                                     181,776
                                      800    Nucor Corporation                                                               39,080
                                    1,500    +Phelps Dodge Corporation                                                       57,510
                                    5,100    United States Steel Corporation                                                 83,487
                                                                                                                      -------------
                                                                                                                            704,303
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities &                   5,200    +The AES Corporation                                                            33,020
Unregulated Power - 0.2%           13,900    Duke Energy Corporation                                                        277,305
                                        1    National Grid Group PLC (ADR) (c)                                                   34
                                    8,000    The Williams Companies, Inc.                                                    63,200
                                                                                                                      -------------
                                                                                                                            373,559
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.9%             1,900    +Big Lots, Inc.                                                                 28,576
                                    1,000    Dillard's, Inc. (Class A)                                                       13,470
                                    2,800    Dollar General Corporation                                                      51,128
                                    4,300    Family Dollar Stores, Inc.                                                     164,045
                                   17,900    Federated Department Stores, Inc.                                              659,615
                                    2,400    J.C. Penney Company, Inc.                                                       40,440
                                    5,400    +Kohl's Corporation                                                            277,452
                                    2,100    Nordstrom, Inc.                                                                 40,992
                                    6,300    Sears, Roebuck & Co.                                                           211,932
                                    2,200    Target Corporation                                                              83,248
                                                                                                                      -------------
                                                                                                                          1,570,898
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%          12,300    +Xerox Corporation                                                             130,257
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 5.0%                    7,100    Amerada Hess Corporation                                                       349,178
                                    3,600    Anadarko Petroleum Corporation                                                 160,092
                                    4,100    Apache Corporation                                                             266,746
                                   16,000    Ashland Inc.                                                                   490,880
                                    3,700    Burlington Resources Inc.                                                      200,059
                                   12,512    ChevronTexaco Corporation                                                      903,366
                                   11,451    ConocoPhillips                                                                 627,515
                                       46    Devon Energy Corporation                                                         2,446
                                      900    EOG Resources, Inc.                                                             37,656
                                  122,400    ExxonMobil Corporation                                                       4,395,384
                                   12,700    Marathon Oil Corporation                                                       334,645
                                    8,600    Occidental Petroleum Corporation                                               288,530
                                    1,700    Sunoco, Inc.                                                                    64,158
                                    4,700    Unocal Corporation                                                             134,843
                                                                                                                      -------------
                                                                                                                          8,255,498
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest                      2,400    Georgia-Pacific Group                                                           45,480
Products - 0.4%                     7,900    International Paper Company                                                    282,267
                                    1,279    MeadWestvaco Corporation                                                        31,591
                                    5,200    Weyerhaeuser Company                                                           280,800
                                                                                                                      -------------
                                                                                                                            640,138
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.5%            4,300    Avon Products, Inc.                                                            267,460
                                   17,200    The Gillette Company                                                           547,992
                                                                                                                      -------------
                                                                                                                            815,452
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P Series                                         June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

Industry*                          Shares                          Common Stocks                                          Value
                                    Held
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals -9.6%              16,900    Abbott Laboratories                                                      $     739,544
                                    2,200    Allergan Inc.                                                                  169,620
                                   34,800    Bristol-Myers Squibb Company                                                   944,820
                                   20,700    Eli Lilly and Company                                                        1,427,679
                                   54,286    Johnson & Johnson                                                            2,806,586
                                   40,102    Merck & Co., Inc.                                                            2,428,176
                                  141,840    Pfizer Inc.                                                                  4,843,836
                                   42,100    Schering-Plough Corporation                                                    783,060
                                    3,800    +Watson Pharmaceuticals, Inc.                                                  153,406
                                   34,000    Wyeth                                                                        1,548,700
                                                                                                                      -------------
                                                                                                                         15,845,427
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.4%                  1,200    Apartment Investment & Management Company (Class A)                              1,259
                                   13,200    Equity Office Properties Trust                                                 356,532
                                    7,200    Equity Residential Properties Trust                                            186,840
                                    3,400    Simon Property Group, Inc.                                                     132,702
                                                                                                                      -------------
                                                                                                                            677,333
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.5%                  8,800    Burlington Northern Santa Fe Corp.                                             250,272
                                    4,100    CSX Corporation                                                                123,369
                                    5,600    Norfolk Southern Corporation                                                   107,520
                                    4,700    Union Pacific Corporation                                                      272,694
                                                                                                                      -------------
                                                                                                                            753,855
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                   10,100    +Altera Corporation                                                            165,640
Semiconductor                       6,700    +Analog Devices, Inc.                                                          233,294
Equipment - 3.1%                   27,200    +Applied Materials, Inc.                                                       431,392
                                    2,400    +Broadcom Corporation (Class A)                                                 59,784
                                  121,400    Intel Corporation                                                            2,523,178
                                   17,500    +LSI Logic Corporation                                                         123,900
                                    5,500    Linear Technology Corporation                                                  177,155
                                    6,097    Maxim Integrated Products, Inc.                                                208,456
                                    4,800    +National Semiconductor Corporation                                             94,656
                                      200    +Novellus Systems, Inc.                                                          7,324
                                    7,000    +QLogic Corporation                                                            338,310
                                      400    +Teradyne, Inc.                                                                  6,924
                                   33,900    Texas Instruments Incorporated                                                 596,640
                                    4,600    +Xilinx, Inc.                                                                  116,426
                                                                                                                      -------------
                                                                                                                          5,083,079
-----------------------------------------------------------------------------------------------------------------------------------
Software - 4.7%                    10,500    Adobe Systems Incorporated                                                     336,735
                                    4,300    +BMC Software, Inc.                                                             70,219
                                    1,100    +Citrix Systems, Inc.                                                           22,396
                                   12,400    Computer Associates International, Inc.                                        276,272
                                    4,100    +Intuit Inc.                                                                   182,573
                                  196,200    Microsoft Corporation                                                        5,024,682
                                    6,100    +Novell, Inc.                                                                   18,788
                                   95,200    +Oracle Corporation                                                          1,144,304
                                    5,100    +PeopleSoft, Inc.                                                               89,709
                                    4,700    +Siebel Systems, Inc.                                                           44,838
                                   21,001    +VERITAS Software Corporation                                                  602,099
                                                                                                                      -------------
                                                                                                                          7,812,615
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.7%             2,700    +AutoNation, Inc.                                                               42,444

Master Enhanced S&P Series                                         June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

Industry*                          Shares                          Common Stocks                                          Value
                                    Held
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail                    3,700    +AutoZone, Inc.                                                          $     281,089
(concluded)                         5,000    +Bed, Bath & Beyond Inc.                                                       194,050
                                    4,800    +Best Buy Co., Inc.                                                            210,816
                                    3,400    Circuit City Stores - Circuit City Group                                        29,920
                                   28,800    The Gap, Inc.                                                                  540,288
                                   49,900    The Home Depot, Inc.                                                         1,652,688
                                   10,100    The Limited, Inc.                                                              156,550
                                   13,500    Lowe's Companies, Inc.                                                         579,825
                                    9,200    +Office Depot, Inc.                                                            133,492
                                    4,800    RadioShack Corporation                                                         126,288
                                    4,700    The Sherwin-Williams Company                                                   126,336
                                    7,900    +Staples, Inc.                                                                 144,965
                                   11,800    The TJX Companies, Inc.                                                        222,312
                                    3,300    +Toys 'R' Us, Inc.                                                              39,996
                                                                                                                      -------------
                                                                                                                          4,481,059
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                 2,300    +Jones Apparel Group, Inc.                                                      67,298
Luxury Goods - 0.3%                 2,000    Liz Claiborne, Inc.                                                             70,500
                                    5,100    Nike, Inc. (Class B)                                                           272,799
                                    1,800    V. F. Corporation                                                               61,146
                                                                                                                      -------------
                                                                                                                            471,743
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                  2,300    Countrywide Credit Industries, Inc.                                            160,011
Finance - 1.8%                     17,900    Fannie Mae                                                                   1,207,176
                                   12,220    Freddie Mac                                                                    620,409
                                    2,800    Golden West Financial Corporation                                              224,028
                                    3,100    MGIC Investment Corporation                                                    144,584
                                   15,691    Washington Mutual, Inc.                                                        648,038
                                                                                                                      -------------
                                                                                                                          3,004,246
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.8%                     26,800    Altria Group, Inc.                                                           1,217,792
                                    1,000    R.J. Reynolds Tobacco Holdings, Inc.                                            37,210
                                    1,400    UST Inc.                                                                        49,042
                                                                                                                      -------------
                                                                                                                          1,304,044
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                   600    W. W. Grainger, Inc.                                                            28,056
Distributors - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                           84,700    +AT&T Wireless Services Inc.                                                   695,387
Telecommunication
Services - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks (Cost - $141,620,924) - 96.3%                          159,313,832
-----------------------------------------------------------------------------------------------------------------------------------

                              Beneficial                            Short-Term Securities
                               Interest
-----------------------------------------------------------------------------------------------------------------------------------
                             $ 10,616,812    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (b)                 10,616,812
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Short-Term Securities (Cost - $10,616,812) - 6.4%                     10,616,812
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P Series                                         June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Investments (Cost - $152,237,736) - 102.7%                           169,930,644
                                             Variation on Financial Futures Contracts** - 0.0%                                6,341
                                             Liabilities in Excess of Other Assets - (2.7)%                              (4,475,918)
                                                                                                                      -------------
                                             Net Assets - 100%                                                        $ 165,461,067
                                                                                                                      =============
-----------------------------------------------------------------------------------------------------------------------------------

+     Non-income producing security.
(a)   An affiliate of the Fund.
(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                                      Net               Interest
      Affiliate                                    Activity              Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                         $7,731,143             $27,218
      --------------------------------------------------------------------------
(c)   American Depositary Receipts (ADR).
* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
**    Financial futures contracts purchased as of June 30, 2003 were as follows:

--------------------------------------------------------------------------------
Number of                 Issue                  Expiration             Value
Contracts                                          Date
--------------------------------------------------------------------------------
    8             Russell 2000 Index           September 2003        $ 1,793,600
    7             S&P 500 Index                September 2003          1,703,275
--------------------------------------------------------------------------------
Total Financial Futures Contracts Purchased                          $ 3,496,875
(Total Contract Price - $3,528,170)                                  ===========
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                                   Master Enhanced S&P 500 Series, June 30, 2003

STATEMENT OF ASSETS AND LIABILITIES

MASTER ENHANCED
S&P 500
SERIES                As of June 30, 2003
---------------------------------------------------------------------------------------------------------------------------
Assets:               Investments, at value (identified cost - $152,237,736) ...........                      $169,930,644
                      Cash on deposit for financial futures contracts ..................                           224,250
                      Receivables:
                            Securities sold ............................................    $3,359,392
                            Dividends ..................................................       194,635
                            Variation margin ...........................................         6,341
                            Interest ...................................................         5,456           3,565,824
                                                                                            ----------
                      Prepaid expenses and other assets ................................                            20,415
                                                                                                              ------------
                      Total assets .....................................................                       173,741,133
                                                                                                              ------------
---------------------------------------------------------------------------------------------------------------------------
Liabilities:          Payables:
                            Custodian bank .............................................     4,304,789
                            Securities purchased .......................................     3,605,896
                            Withdrawals ................................................       367,032
                            Investment adviser .........................................         1,458
                            Other affiliates ...........................................           891           8,280,066
                                                                                            ----------        ------------
                      Total liabilities ................................................                         8,280,066
                                                                                                              ------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets:           Net assets .......................................................                      $165,461,067
                                                                                                              ============
---------------------------------------------------------------------------------------------------------------------------
Net Assets            Investors' capital ...............................................                      $147,799,454
Consist of:           Unrealized appreciation on investments-net .......................                        17,661,613
                                                                                                              ------------
                      Net assets .......................................................                      $165,461,067
                                                                                                              ============
---------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                   Master Enhanced S&P 500 Series, June 30, 2003
STATEMENT OF OPERATIONS

MASTER ENHANCED
S&P 500
SERIES                  For the Six Months Ended June 30, 2003
------------------------------------------------------------------------------------------------------------------------
Investment              Dividends (net of $1 foreign withholding tax) .....................                 $ 1,375,323
Income:                 Interest ..........................................................                      27,218
                        Securities lending-net ............................................                         655
                                                                                                            -----------
                        Total income ......................................................                   1,403,196
                                                                                                            -----------
------------------------------------------------------------------------------------------------------------------------
Expenses:               Professional fees .................................................    $42,756
                        Custodian fees ....................................................     17,270
                        Accounting services ...............................................     15,075
                        Investment advisory fees ..........................................      7,847
                        Trustees' fees and expenses .......................................        988
                        Printing and shareholder reports ..................................        550
                        Other .............................................................      1,569
                                                                                               -------
                        Total expenses ....................................................                      86,055
                                                                                                            -----------
                        Investment income-net .............................................                   1,317,141
                                                                                                            -----------
------------------------------------------------------------------------------------------------------------------------
Realized &              Realized loss on investments-net ..................................                  (4,646,511)
Unrealized Gain         Change in unrealized appreciation/depreciation on investments-net .                  19,605,763
(Loss) on Investments                                                                                       -----------
-Net:                   Total realized and unrealized gain on investments-net .............                  14,959,252
                                                                                                            -----------
                        Net Increase in Net Assets Resulting from Operations ..............                 $16,276,393
                                                                                                            ===========
------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                   Master Enhanced S&P 500 Series, June 30, 2003

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 For the Six        For the
MASTER ENHANCED                                                                                 Months Ended       Year Ended
S&P 500                                                                                           June 30,        December 31,
SERIES              Increase (Decrease) in Net Assets:                                              2003             2002
------------------------------------------------------------------------------------------------------------------------------
Operations:         Investment income-net ....................................................  $  1,317,141     $  1,311,443
                    Realized loss on investments-net .........................................    (4,646,511)     (11,240,153)
                    Change in unrealized appreciation/depreciation on investments-net ........    19,605,763         (655,776)
                                                                                                ------------     ------------
                    Net increase (decrease) in net assets resulting from operations ..........    16,276,393      (10,584,486)
                                                                                                ------------     ------------
------------------------------------------------------------------------------------------------------------------------------
Capital             Proceeds from contributions ..............................................       333,732      106,524,147
Transactions:       Fair value of withdrawals ................................................   (10,740,745)     (10,421,067)
                                                                                                ------------     ------------
                    Net increase (decrease) in net assets derived from capital transactions ..   (10,407,013)      96,103,080
                                                                                                ------------     ------------
------------------------------------------------------------------------------------------------------------------------------
Net Assets:         Total increase in net assets .............................................     5,869,380       85,518,594
                    Beginning of period ......................................................   159,591,687       74,073,093
                                                                                                ------------     ------------
                    End of period ............................................................  $165,461,067     $159,591,687
                                                                                                ============     ============
------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                   Master Enhanced S&P 500 Series, June 30, 2003

FINANCIAL HIGHLIGHTS

MASTER ENHANCED
S&P 500
SERIES

                                                                                               For the
                                                                                              Year Ended            For the Period
                  The following ratios have                        For the Six               December 31,         September 1, 2000+
                  been derived from information provided          Months Ended       --------------------------    to December 31,
                  in the financial statements.                    June 30, 2003        2002               2001            2000
------------------------------------------------------------------------------------------------------------------------------------
Total Investment                                                        10.65% #       (21.61%)          (11.67%)            --
Return:**                                                            ========        ========           =======         =======
------------------------------------------------------------------------------------------------------------------------------------
Ratios to         Expenses, net of reimbursement ................         .11% *          .08%              .08%            .08% *
Average Net                                                          ========        ========           =======         =======
Assets:           Expenses ......................................         .11% *          .18%              .20%            .44% *
                                                                     ========        ========           =======         =======
                  Investment income-net .........................        1.68% *         1.59%             1.36%           1.42% *
                                                                     ========        ========           =======         =======
------------------------------------------------------------------------------------------------------------------------------------
Supplemental      Net assets, end of period (in thousands) ......    $165,461        $159,592           $74,073         $41,184
Data:                                                                ========        ========           =======         =======
                  Portfolio turnover ............................       40.29%         101.85%           136.32%          49.36%
                                                                     ========        ========           =======         =======
------------------------------------------------------------------------------------------------------------------------------------

+     Commencement of operations.
*     Annualized.
** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
#     Aggregate total investment return.

      See Notes to Financial Statements.

Master Enhanced S&P 500 Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Enhanced S&P 500 Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Portfolio securities that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official closing price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such securities trade) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Fund's Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Board of Directors of the Fund.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Swaps - The Series may enter into swap agreements, which are over-the-counter contracts in which the Series and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a pre-determined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. Agreements are valued daily based upon quotations from market makers and changes in value are recorded as unrealized appreciation/(depreciation).

o Options - The Series is authorized to purchase and write covered call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts - The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Series' records. However, the effect on operations is recorded from the date the Series enters into such contracts.

o Foreign currency options and futures - The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions - Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes - The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the Series' average daily net assets.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM or in registered money market funds advised by FAM or its affiliates. For the six months ended June 30, 2003, MLIM received $272 in securities lending agent fees from the Series.

In addition, MLPF&S received $631 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2003.

For the six months ended June 30, 2003, the Series reimbursed FAM $1,829 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2003 were $61,817,386 and $72,511,394, respectively.

Net realized gains (losses) for the six months ended June 30, 2003 and net unrealized gains (losses) as of June 30, 2003 were as follows:

--------------------------------------------------------------------------------
                                                Realized            Unrealized
                                             Gains (Losses)       Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ................        $ (5,270,772)        $ 17,692,908
Financial futures contracts ..........             624,261              (31,295)
                                              ------------         ------------
Total ................................        $ (4,646,511)        $ 17,661,613
                                              ============         ============
--------------------------------------------------------------------------------

As of June 30, 2003, net unrealized appreciation for Federal income tax purposes aggregated $12,228,406, of which $17,858,819 related to appreciated securities and $5,630,413 related to depreciated securities. At June 30, 2003, the aggregate cost of investments for Federal income tax purposes was $157,702,238.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the commitment was reduced from $1,000,000,000 to $500,000,000. The Series did not borrow under the credit agreement during the six months ended June 30, 2002.

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15,
         2003)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15, 2003)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced S&P 500 Series


By: /s/ Terry K. Glenn
    ------------------------------
    Terry K. Glenn,
    President of
    Master Enhanced S&P 500 Series

Date: August 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ------------------------------
    Terry K. Glenn,
    President of
    Master Enhanced S&P 500 Series

Date: August 21, 2003


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Enhanced S&P 500 Series

Date: August 21, 2003

Attached hereto as a furnished exhibit are the certifications pursuant to
Section 906 of the Sarbanes-Oxley Act.